DECONSOLIDATION OF DYNAMIC INDONESIA HOLDINGS LIMITED	12 Months Ended
Dec. 31, 2021
Seamless Group Inc [Member]
DECONSOLIDATION OF DYNAMIC INDONESIA HOLDINGS LIMITED

18 Deconsolidation of Dynamic Indonesia Holdings Limited

In March 2021, the Company disposed of 51% of its equity interest in Dynamic Indonesia Holdings Limited, a wholly owned subsidiary, at a consideration of US$1 million. Upon the disposal of the equity interest, the Company lost control of Dynamic Indonesia Holdings Limited and deconsolidated the subsidiary. A disposal loss of US$1.6 million was recorded in the consolidated statement of comprehensive loss for the year ended December 31, 2021.